Business Combinations (Tables)	12 Months Ended
Mar. 31, 2020
Text Block [Abstract]
Disclosure Of Consideration Transferred	The total consideration transferred was composed of the following:

JPY (millions)
Amount
Cash and cash equivalents	23,252
Contingent consideration	4,311

Total	27,563

Disclosure of detailed information about business combination
The fair value of assets acquired and liabilities assumed at the acquisition date is as follows:

JPY (millions)
Amount
Cash and cash equivalents	1,047
Trade and other receivables	4,899
Other current assets	76
Property, plant and equipment	729
Intangible assets	27,732
Other non-current assets	3,119
Trade and other payables	(1,408)
Other current liabilities	(6,603)
Other financial liabilities—non-current	(41,848)
Other non-current liabilities	(8,860)

Total identifiable net liabilities assumed	(21,117)

The fair value of assets acquired and liabilities assumed at the acquisition date is as follows:

JPY (millions)
Amount
Cash and cash equivalents	3,104
Trade and other receivables	9,604
Other current assets	6,933
Property, plant and equipment	2,181
Intangible assets	73,769
Other non-current assets	911
Trade and other payables	(9,396)
Other current liabilities	(22,535)
Other financial liabilities – non-current	(79,365)
Other non - current liabilities	(24,655)

Total identifiable net liabilities assumed	(39,449)

Disclosure Of Goodwill Arising From The Acquisition
Goodwill arising from the acquisition is as follows:

JPY (millions)
Amount
Consideration for the acquisition	27,563
Non-controlling interests	(5,598)
Fair value of identifiable net liabilities assumed by the NEC Group	21,117

Goodwill arising from acquisition	43,082

Goodwill arising from the acquisition is as follows:

JPY (millions)
Amount
Consideration for the acquisition	48,377
Fair value of identifiable net liabilities assumed by the NEC Group	39,449

Goodwill arising from acquisition	87,826